September 8, 2011

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:  The Boston Trust & Walden Funds; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 140 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add two new series, the Boston Trust SMID Cap Fund and the Walden SMID Cap Innovations Fund, to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine

THOMPSON HINE LLP